Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Basic Materials (2.0%)
Linde plc	494,278	95,752
DuPont de Nemours Inc.	681,606	48,605
Ecolab Inc.	236,788	46,894
Air Products & Chemicals Inc.	201,476	44,700
Dow Inc.	679,526	32,379
Newmont Goldcorp Corp.	749,653	28,427
PPG Industries Inc.	216,042	25,603
LyondellBasell Industries NV Class A	229,886	20,568
International Paper Co.	359,197	15,022
Nucor Corp.	277,167	14,111
Celanese Corp. Class A	113,134	13,835
Freeport-McMoRan Inc.	1,260,231	12,060
^ International Flavors & Fragrances Inc.	97,622	11,977
FMC Corp.	119,255	10,456
CF Industries Holdings Inc.	199,613	9,821
Avery Dennison Corp.	76,992	8,744
Eastman Chemical Co.	112,723	8,322
^ Albemarle Corp.	96,897	6,736
Mosaic Co.	317,522	6,509
* Axalta Coating Systems Ltd.	95,969	2,894
Reliance Steel & Aluminum Co.	28,943	2,884
Westlake Chemical Corp.	35,177	2,305
		468,604
Consumer Goods (8.2%)
Procter & Gamble Co.	2,288,222	284,609
Coca-Cola Co.	3,518,700	191,558
PepsiCo Inc.	1,278,378	175,266
Philip Morris International Inc.	1,422,533	108,013
NIKE Inc. Class B	1,144,625	107,503
Mondelez International Inc. Class A	1,318,599	72,945
Altria Group Inc.	1,708,233	69,867
Colgate-Palmolive Co.	784,492	57,668
Kimberly-Clark Corp.	314,648	44,696
General Motors Co.	1,174,859	44,034
Estee Lauder Cos. Inc. Class A	202,265	40,241
Activision Blizzard Inc.	701,310	37,113
Ford Motor Co.	3,583,207	32,822
General Mills Inc.	551,777	30,414
^,* Tesla Inc.	122,835	29,587
Constellation Brands Inc. Class A	137,616	28,525
* Electronic Arts Inc.	269,461	26,359
VF Corp.	291,259	25,919
Tyson Foods Inc. Class A	269,427	23,208
Hershey Co.	136,201	21,110
Archer-Daniels-Midland Co.	509,250	20,915
* Lululemon Athletica Inc.	106,743	20,551
Aptiv plc	234,243	20,477
* Monster Beverage Corp.	348,728	20,247

Corteva Inc.	685,163	19,185
McCormick & Co. Inc.	112,503	17,584
Clorox Co.	114,966	17,460
Church & Dwight Co. Inc.	225,918	16,998
DR Horton Inc.	321,247	16,933
Brown-Forman Corp. Class B	267,952	16,822
Kraft Heinz Co.	557,724	15,580
Kellogg Co.	233,578	15,031
Lennar Corp. Class A	267,168	14,921
Conagra Brands Inc.	444,900	13,650
Hasbro Inc.	109,616	13,010
* Take-Two Interactive Software Inc.	103,480	12,970
Genuine Parts Co.	126,888	12,637
* NVR Inc.	3,172	11,791
JM Smucker Co.	99,061	10,899
Hormel Foods Corp.	244,042	10,672
Garmin Ltd.	121,678	10,305
Lamb Weston Holdings Inc.	133,196	9,686
Molson Coors Brewing Co. Class B	161,470	9,284
Whirlpool Corp.	58,088	9,199
PulteGroup Inc.	238,215	8,707
* LKQ Corp.	267,722	8,420
Campbell Soup Co.	178,971	8,397
^ Keurig Dr Pepper Inc.	257,537	7,036
Fortune Brands Home & Security Inc.	128,039	7,004
Bunge Ltd.	122,956	6,962
BorgWarner Inc.	188,833	6,926
Tapestry Inc.	262,275	6,832
Lear Corp.	55,818	6,581
* Mohawk Industries Inc.	52,784	6,549
Newell Brands Inc.	348,461	6,523
Wayfair Inc.	56,309	6,313
* WABCO Holdings Inc.	46,861	6,268
PVH Corp.	68,499	6,044
* Under Armour Inc. Class C	245,100	4,444
Ralph Lauren Corp. Class A	45,035	4,299
Coty Inc. Class A	275,823	2,899
* Under Armour Inc. Class A	111,053	2,214
* Levi Strauss & Co. Class A	36,627	697
Lennar Corp. Class B	4,652	206
Hanesbrands Inc.	55	1
Harley-Davidson Inc.	22	1
* Capri Holdings Ltd.	22	1
		1,921,588
Consumer Services (13.8%)
Amazon.com Inc.	384,432	667,339
Home Depot Inc.	1,001,328	232,328
Walt Disney Co.	1,646,870	214,620
Comcast Corp. Class A	4,146,943	186,944
Walmart Inc.	1,305,080	154,887
McDonald's Corp.	694,384	149,091
Costco Wholesale Corp.	402,110	115,852
* Netflix Inc.	400,325	107,135
Starbucks Corp.	1,039,725	91,932
Lowe's Cos. Inc.	715,842	78,714
* Booking Holdings Inc.	38,872	76,291
CVS Health Corp.	1,189,068	74,995

* Charter Communications Inc. Class A	141,754	58,420
TJX Cos. Inc.	997,914	55,624
Target Corp.	467,533	49,984
Walgreens Boots Alliance Inc.	701,894	38,822
Dollar General Corp.	236,142	37,532
Ross Stores Inc.	333,449	36,629
Sysco Corp.	445,742	35,392
Yum! Brands Inc.	278,225	31,559
Delta Air Lines Inc.	535,046	30,819
Marriott International Inc. Class A	240,919	29,963
eBay Inc.	728,558	28,399
* O'Reilly Automotive Inc.	69,956	27,878
* Dollar Tree Inc.	217,229	24,799
Hilton Worldwide Holdings Inc.	262,284	24,421
* AutoZone Inc.	22,425	24,323
Southwest Airlines Co.	442,317	23,890
McKesson Corp.	169,061	23,104
* Chipotle Mexican Grill Inc. Class A	25,349	21,305
Las Vegas Sands Corp.	351,910	20,326
Kroger Co.	730,353	18,828
* United Airlines Holdings Inc.	199,673	17,653
Royal Caribbean Cruises Ltd.	153,278	16,605
Carnival Corp.	361,378	15,796
Expedia Group Inc.	116,012	15,593
Omnicom Group Inc.	198,876	15,572
Best Buy Co. Inc.	207,531	14,318
* Copart Inc.	178,057	14,303
* Liberty Broadband Corp.	129,271	13,531
* CarMax Inc.	151,398	13,323
Darden Restaurants Inc.	112,306	13,277
* Ulta Beauty Inc.	50,803	12,734
CBS Corp. Class B	308,141	12,440
AmerisourceBergen Corp. Class A	142,851	11,761
MGM Resorts International	405,230	11,233
Advance Auto Parts Inc.	62,007	10,256
* Norwegian Cruise Line Holdings Ltd.	197,125	10,205
American Airlines Group Inc.	366,407	9,882
Tractor Supply Co.	109,044	9,862
Aramark	225,754	9,838
Tiffany & Co.	104,924	9,719
Domino's Pizza Inc.	37,704	9,222
* Altice USA Inc. Class A	320,962	9,205
Wynn Resorts Ltd.	83,632	9,092
Fox Corp. Class A	288,290	9,091
FactSet Research Systems Inc.	34,984	8,500
* Live Nation Entertainment Inc.	126,666	8,403
Viacom Inc. Class B	333,043	8,003
* Discovery Communications Inc.	317,115	7,807
Interpublic Group of Cos. Inc.	354,018	7,633
* Roku Inc.	74,175	7,548
Kohl's Corp.	148,148	7,357
* Lyft Inc. Class A	179,188	7,318
Alaska Air Group Inc.	112,712	7,316
* DISH Network Corp. Class A	209,834	7,149
Nielsen Holdings plc	325,161	6,910
^ Sirius XM Holdings Inc.	1,017,155	6,362
* Liberty Media Corp-Liberty SiriusXM Class C	139,590	5,857

	Fox Corp. Class B	182,236	5,748
	News Corp. Class A	366,046	5,095
^,* Uber Technologies Inc.		155,283	4,731
	Rollins Inc.	134,747	4,591
	Vail Resorts Inc.	18,380	4,183
^,* Discovery Communications Inc. Class A		143,842	3,831
*	Liberty Media Corp-Liberty SiriusXM Class A	76,138	3,165
*	Liberty Broadband Corp. Class A	26,309	2,750
	Hyatt Hotels Corp. Class A	32,790	2,416
	Gap Inc.	129,621	2,250
	Macy's Inc.	141,257	2,195
	L Brands Inc.	107,400	2,104
^,* Carvana Co. Class A		22,751	1,502
	News Corp. Class B	96,285	1,376
*	Chewy Inc.	41,552	1,021
	CBS Corp. Class A	2,085	90
*	Qurate Retail Group Inc. QVC Group Class A	57	1
*	TripAdvisor Inc.	13	1
	Nordstrom Inc.	13	—
	Viacom Inc. Class A	7	—
			3,229,869
Financials (18.5%)
*	Berkshire Hathaway Inc. Class B	1,779,686	370,210
	JPMorgan Chase & Co.	2,777,390	326,871
	Visa Inc. Class A	1,579,027	271,608
	Mastercard Inc. Class A	825,454	224,169
	Bank of America Corp.	7,659,819	223,437
	Wells Fargo & Co.	3,625,788	182,885
	Citigroup Inc.	2,065,538	142,687
	American Tower Corp.	404,753	89,503
	US Bancorp	1,296,767	71,763
	CME Group Inc.	327,420	69,197
	American Express Co.	568,960	67,297
	Goldman Sachs Group Inc.	312,332	64,725
	Chubb Ltd.	354,208	57,183
	S&P Global Inc.	225,207	55,171
	Crown Castle International Corp.	380,130	52,842
	PNC Financial Services Group Inc.	366,405	51,355
	Prologis Inc.	576,643	49,142
	Morgan Stanley	1,133,452	48,364
	Intercontinental Exchange Inc.	512,443	47,283
	Marsh & McLennan Cos. Inc.	462,943	46,317
	Charles Schwab Corp.	1,075,701	44,997
	Equinix Inc.	77,548	44,730
	American International Group Inc.	795,387	44,303
	BlackRock Inc.	98,939	44,091
	Aon plc	215,643	41,742
	Simon Property Group Inc.	267,534	41,642
	Progressive Corp.	534,550	41,294
	Capital One Financial Corp.	430,034	39,125
	BB&T Corp.	700,525	37,387
	Aflac Inc.	676,972	35,419
	Bank of New York Mellon Corp.	775,744	35,071
	Travelers Cos. Inc.	226,201	33,634
	Welltower Inc.	370,703	33,604
	Public Storage	135,689	33,280
	Prudential Financial Inc.	367,554	33,061

Allstate Corp.	285,950	31,077
MetLife Inc.	642,167	30,285
Moody's Corp.	147,052	30,121
Blackstone Group LP	604,556	29,527
Equity Residential	339,044	29,246
SunTrust Banks Inc.	405,904	27,926
AvalonBay Communities Inc.	127,678	27,493
SBA Communications Corp. Class A	103,412	24,938
Ventas Inc.	340,637	24,877
Digital Realty Trust Inc.	190,576	24,739
Discover Financial Services	290,976	23,595
T. Rowe Price Group Inc.	204,625	23,378
* IHS Markit Ltd.	348,329	23,296
Realty Income Corp.	291,044	22,317
Hartford Financial Services Group Inc.	330,612	20,038
Synchrony Financial	576,275	19,645
Essex Property Trust Inc.	60,090	19,628
State Street Corp.	323,633	19,156
Weyerhaeuser Co.	681,065	18,866
M&T Bank Corp.	116,103	18,341
Boston Properties Inc.	141,309	18,322
Fifth Third Bancorp	667,888	18,287
Ameriprise Financial Inc.	119,666	17,603
Northern Trust Corp.	186,664	17,419
Cincinnati Financial Corp.	141,876	16,553
KeyCorp	917,262	16,364
MSCI Inc. Class A	73,515	16,008
HCP Inc.	448,962	15,997
Alexandria Real Estate Equities Inc.	103,722	15,977
Equifax Inc.	110,513	15,546
* CBRE Group Inc. Class A	292,136	15,486
Arthur J Gallagher & Co.	170,135	15,239
* Arch Capital Group Ltd.	351,782	14,768
First Republic Bank	150,777	14,580
Principal Financial Group Inc.	254,894	14,565
Citizens Financial Group Inc.	408,766	14,458
Regions Financial Corp.	912,236	14,432
* Markel Corp.	12,009	14,193
WP Carey Inc.	156,124	13,973
Mid-America Apartment Communities Inc.	104,386	13,571
Huntington Bancshares Inc.	948,863	13,540
Invitation Homes Inc.	441,138	13,062
Extra Space Storage Inc.	111,614	13,039
UDR Inc.	267,693	12,978
KKR & Co. Inc. Class A	473,952	12,726
Loews Corp.	234,880	12,092
Ally Financial Inc.	356,981	11,837
Cboe Global Markets Inc.	102,007	11,722
Annaly Capital Management Inc.	1,331,503	11,717
TD Ameritrade Holding Corp.	250,786	11,712
Host Hotels & Resorts Inc.	667,319	11,538
Duke Realty Corp.	330,427	11,225
Lincoln National Corp.	183,035	11,041
Regency Centers Corp.	153,178	10,644
Fidelity National Financial Inc.	238,367	10,586
Nasdaq Inc.	105,299	10,461
* Alleghany Corp.	12,533	9,998

Vornado Realty Trust	156,987	9,995
Everest Re Group Ltd.	37,249	9,912
* SVB Financial Group	47,123	9,846
Camden Property Trust	88,521	9,827
E*TRADE Financial Corp.	219,302	9,581
VEREIT Inc.	964,850	9,436
Raymond James Financial Inc.	114,274	9,423
Federal Realty Investment Trust	68,521	9,328
Reinsurance Group of America Inc. Class A	57,386	9,175
WR Berkley Corp.	125,625	9,074
Comerica Inc.	136,562	9,012
Western Union Co.	387,578	8,980
* Globe Life Inc.	89,789	8,598
Iron Mountain Inc.	262,478	8,502
AGNC Investment Corp.	500,931	8,060
Kimco Realty Corp.	366,560	7,654
Franklin Resources Inc.	253,307	7,310
Zions Bancorp NA	161,804	7,204
Voya Financial Inc.	128,362	6,988
SEI Investments Co.	117,399	6,956
SL Green Realty Corp.	75,343	6,159
AXA Equitable Holdings Inc.	269,476	5,972
Sun Communities Inc.	39,356	5,842
Invesco Ltd.	343,682	5,822
* Athene Holding Ltd. Class A	132,913	5,590
MarketAxess Holdings Inc.	16,392	5,368
Interactive Brokers Group Inc.	66,673	3,586
Jones Lang LaSalle Inc.	23,550	3,275
People's United Financial Inc.	182,335	2,851
Unum Group	85,862	2,552
* Berkshire Hathaway Inc. Class A	6	1,871
Macerich Co.	22	1
Jefferies Financial Group Inc.	33	1
Affiliated Managers Group Inc.	4	—
		4,320,888
Health Care (12.3%)
Johnson & Johnson	2,413,059	312,202
Merck & Co. Inc.	2,341,022	197,067
UnitedHealth Group Inc.	866,534	188,315
Pfizer Inc.	5,057,183	181,705
Abbott Laboratories	1,615,966	135,208
Medtronic plc	1,226,231	133,193
Thermo Fisher Scientific Inc.	366,170	106,654
Amgen Inc.	548,326	106,107
AbbVie Inc.	1,351,811	102,359
Eli Lilly & Co.	794,452	88,844
Bristol-Myers Squibb Co.	1,495,618	75,843
Gilead Sciences Inc.	1,157,955	73,391
* Celgene Corp.	648,023	64,349
Stryker Corp.	290,733	62,886
Becton Dickinson and Co.	246,822	62,436
* Intuitive Surgical Inc.	105,374	56,895
Anthem Inc.	233,896	56,158
Zoetis Inc.	436,645	54,402
Cigna Corp.	345,258	52,407
* Boston Scientific Corp.	1,273,614	51,823
Allergan plc	284,936	47,952

* Edwards Lifesciences Corp.	190,196	41,826
* Illumina Inc.	134,408	40,890
Baxter International Inc.	466,798	40,831
* Vertex Pharmaceuticals Inc.	235,010	39,815
* Biogen Inc.	168,647	39,264
Humana Inc.	123,513	31,579
HCA Healthcare Inc.	249,415	30,035
Zimmer Biomet Holdings Inc.	187,722	25,769
* IQVIA Holdings Inc.	161,198	24,080
* IDEXX Laboratories Inc.	78,716	21,405
* Regeneron Pharmaceuticals Inc.	74,050	20,541
* Alexion Pharmaceuticals Inc.	194,767	19,075
ResMed Inc.	131,352	17,747
* Centene Corp.	359,252	15,541
* Laboratory Corp. of America Holdings	89,327	15,007
Teleflex Inc.	42,269	14,361
Cooper Cos. Inc.	45,248	13,439
Quest Diagnostics Inc.	123,128	13,178
Cardinal Health Inc.	272,575	12,863
* DexCom Inc.	83,370	12,442
* Incyte Corp.	167,105	12,404
* Hologic Inc.	244,391	12,339
* WellCare Health Plans Inc.	45,953	11,910
* Align Technology Inc.	65,726	11,891
* BioMarin Pharmaceutical Inc.	164,084	11,059
Dentsply Sirona Inc.	204,973	10,927
* Exact Sciences Corp.	118,373	10,697
Universal Health Services Inc. Class B	70,555	10,495
* Varian Medical Systems Inc.	83,257	9,915
* Mylan NV	471,670	9,330
* Seattle Genetics Inc.	108,709	9,284
* Elanco Animal Health Inc.	341,040	9,068
* Henry Schein Inc.	135,556	8,608
* Alnylam Pharmaceuticals Inc.	101,681	8,177
* ABIOMED Inc.	39,415	7,011
Perrigo Co. plc	118,174	6,605
* Jazz Pharmaceuticals plc	49,180	6,302
* DaVita Inc.	94,765	5,408
* Nektar Therapeutics Class A	24	—
		2,871,314
Industrials (12.3%)
Boeing Co.	488,777	185,965
Accenture plc Class A	582,552	112,054
Honeywell International Inc.	657,874	111,312
United Technologies Corp.	788,912	107,702
* PayPal Holdings Inc.	1,022,073	105,877
Union Pacific Corp.	644,177	104,344
3M Co.	525,992	86,473
Lockheed Martin Corp.	219,474	85,608
Danaher Corp.	590,314	85,259
United Parcel Service Inc. Class B	638,507	76,506
Fidelity National Information Services Inc.	560,891	74,464
General Electric Co.	7,979,379	71,336
Caterpillar Inc.	514,395	64,973
Automatic Data Processing Inc.	376,924	60,843
* Fiserv Inc.	528,124	54,708
Northrop Grumman Corp.	139,238	52,185

Raytheon Co.	254,669	49,963
Deere & Co.	289,840	48,890
CSX Corp.	693,314	48,026
Waste Management Inc.	387,889	44,607
Norfolk Southern Corp.	240,839	43,269
Sherwin-Williams Co.	75,915	41,743
Illinois Tool Works Inc.	266,188	41,656
Global Payments Inc.	259,915	41,326
General Dynamics Corp.	224,485	41,020
Emerson Electric Co.	562,393	37,602
Roper Technologies Inc.	95,093	33,910
Eaton Corp. plc	384,013	31,931
Johnson Controls International plc	727,362	31,924
FedEx Corp.	214,663	31,248
TE Connectivity Ltd.	307,163	28,621
Ingersoll-Rand plc	220,879	27,214
Amphenol Corp. Class A	271,977	26,246
Paychex Inc.	295,694	24,475
TransDigm Group Inc.	46,324	24,119
Cummins Inc.	144,265	23,468
Willis Towers Watson plc	117,942	22,759
* FleetCor Technologies Inc.	79,154	22,700
Verisk Analytics Inc. Class A	142,002	22,456
Waste Connections Inc.	241,070	22,178
PACCAR Inc.	316,692	22,172
Ball Corp.	303,584	22,104
Agilent Technologies Inc.	283,445	21,720
Cintas Corp.	79,651	21,354
Parker-Hannifin Corp.	117,511	21,224
Stanley Black & Decker Inc.	138,634	20,020
* CoStar Group Inc.	33,435	19,834
* Square Inc.	313,274	19,407
AMETEK Inc.	208,787	19,171
Vulcan Materials Co.	120,955	18,293
Fortive Corp.	260,773	17,879
Rockwell Automation Inc.	106,982	17,631
Fastenal Co.	524,289	17,129
* Keysight Technologies Inc.	171,395	16,668
Republic Services Inc. Class A	190,625	16,499
* Mettler-Toledo International Inc.	22,499	15,848
Martin Marietta Materials Inc.	57,098	15,651
TransUnion	171,867	13,940
Dover Corp.	132,973	13,239
Xylem Inc.	164,606	13,106
Broadridge Financial Solutions Inc.	104,489	13,002
* Waters Corp.	57,992	12,946
WW Grainger Inc.	42,410	12,602
Kansas City Southern	91,355	12,151
Wabtec Corp.	166,507	11,965
Expeditors International of Washington Inc.	156,098	11,597
Jacobs Engineering Group Inc.	123,895	11,336
Old Dominion Freight Line Inc.	65,839	11,191
Masco Corp.	264,677	11,032
CH Robinson Worldwide Inc.	123,783	10,494
Textron Inc.	210,412	10,302
Arconic Inc.	362,226	9,418
Packaging Corp. of America	86,567	9,185

*	Trimble Inc.	230,240	8,936
*	United Rentals Inc.	70,551	8,793
	JB Hunt Transport Services Inc.	78,097	8,641
	Westrock Co.	235,301	8,577
*	Crown Holdings Inc.	123,734	8,174
	Snap-on Inc.	50,478	7,902
	Huntington Ingalls Industries Inc.	35,902	7,604
*	Sensata Technologies Holding plc	147,327	7,375
	Hubbell Inc. Class B	49,744	6,536
	HEICO Corp. Class A	65,781	6,401
	Jack Henry & Associates Inc.	35,204	5,139
	Xerox Holdings Corp.	171,589	5,132
	HEICO Corp.	36,946	4,614
*	IPG Photonics Corp.	31,622	4,288
	Cognex Corp.	74,126	3,642
	FLIR Systems Inc.	62,007	3,261
	AO Smith Corp.	63,263	3,018
*	XPO Logistics Inc.	42,141	3,016
	Sealed Air Corp.	70,688	2,934
	Pentair plc	76,856	2,905
	Robert Half International Inc.	51,044	2,841
	Alliance Data Systems Corp.	18,943	2,427
	Allison Transmission Holdings Inc.	20	1
	Flowserve Corp.	20	1
*	Arrow Electronics Inc.	11	1
			2,883,229
Oil & Gas (4.4%)
	Exxon Mobil Corp.	3,868,607	273,162
	Chevron Corp.	1,735,776	205,863
	ConocoPhillips	1,015,035	57,837
	Schlumberger Ltd.	1,264,507	43,208
	Phillips 66	410,110	41,995
	EOG Resources Inc.	530,915	39,405
	Marathon Petroleum Corp.	601,914	36,566
	Occidental Petroleum Corp.	817,841	36,369
	Kinder Morgan Inc.	1,759,374	36,261
	Valero Energy Corp.	378,900	32,298
	ONEOK Inc.	377,581	27,824
	Williams Cos. Inc.	1,108,175	26,663
	Pioneer Natural Resources Co.	152,820	19,220
	Hess Corp.	250,555	15,154
	Halliburton Co.	720,803	13,587
	Diamondback Energy Inc.	149,074	13,403
	Baker Hughes a GE Co. Class A	577,279	13,393
*	Cheniere Energy Inc.	211,304	13,325
	Concho Resources Inc.	183,850	12,483
	Noble Energy Inc.	437,277	9,821
	Marathon Oil Corp.	735,148	9,020
	Apache Corp.	343,742	8,800
	Targa Resources Corp.	212,821	8,549
	Devon Energy Corp.	351,093	8,447
	OGE Energy Corp.	183,020	8,306
	National Oilwell Varco Inc.	352,851	7,481
	HollyFrontier Corp.	135,428	7,264
	Cabot Oil & Gas Corp.	382,548	6,721
*	Continental Resources Inc.	68,474	2,108

	Cimarex Energy Co.	13	1
			1,034,534
Other (0.0%)2
*,§ American International Group Inc. Warrants Expire 01/19/2021		3,568	—

Technology (22.1%)
	Microsoft Corp.	6,981,245	970,602
	Apple Inc.	3,718,817	832,903
*	Facebook Inc. Class A	2,199,600	391,705
*	Alphabet Inc. Class A	273,724	334,255
*	Alphabet Inc. Class C	270,093	329,243
	Intel Corp.	4,050,459	208,720
	Cisco Systems Inc.	3,913,980	193,390
*	Adobe Inc.	443,848	122,613
	International Business Machines Corp.	809,981	117,787
*	salesforce.com Inc.	761,764	113,076
	Texas Instruments Inc.	853,622	110,322
	Oracle Corp.	1,982,535	109,099
	Broadcom Inc.	345,769	95,456
	NVIDIA Corp.	528,984	92,080
	QUALCOMM Inc.	1,111,502	84,785
	Intuit Inc.	225,179	59,884
*	ServiceNow Inc.	171,434	43,519
*	Micron Technology Inc.	1,009,228	43,245
	L3Harris Technologies Inc.	204,152	42,594
	Applied Materials Inc.	844,600	42,146
	Analog Devices Inc.	337,751	37,737
	Lam Research Corp.	132,151	30,541
	Cognizant Technology Solutions Corp. Class A	504,979	30,433
*	Autodesk Inc.	200,800	29,658
*	Advanced Micro Devices Inc.	992,506	28,773
*	Twitter Inc.	671,744	27,676
	HP Inc.	1,377,240	26,057
	Motorola Solutions Inc.	151,370	25,795
	Workday Inc. Class A	148,121	25,175
	KLA Corp.	145,606	23,217
	Xilinx Inc.	230,959	22,149
	Corning Inc.	713,988	20,363
^	Microchip Technology Inc.	217,642	20,221
*	Synopsys Inc.	137,407	18,859
	Cerner Corp.	276,552	18,853
*	VeriSign Inc.	97,352	18,364
	Hewlett Packard Enterprise Co.	1,197,785	18,170
*	Veeva Systems Inc. Class A	118,921	18,158
*	ANSYS Inc.	76,892	17,021
*	Palo Alto Networks Inc.	83,377	16,995
*	Cadence Design Systems Inc.	256,146	16,926
	CDW Corp.	132,316	16,307
	Splunk Inc.	137,303	16,183
*	IAC/InterActiveCorp	71,783	15,647
	Western Digital Corp.	257,111	15,334
	Maxim Integrated Products Inc.	248,112	14,368
	Marvell Technology Group Ltd.	574,358	14,342
*	Snap Inc.	857,749	13,552
*	Akamai Technologies Inc.	143,304	13,095
	Skyworks Solutions Inc.	156,983	12,441
	Symantec Corp.	508,572	12,018

	Seagate Technology plc	221,393	11,909
*	Arista Networks Inc.	49,052	11,720
	Twilio Inc. Class A	105,567	11,608
	NetApp Inc.	217,531	11,423
*	Gartner Inc.	78,292	11,195
	Citrix Systems Inc.	113,702	10,975
*	GoDaddy Inc. Class A	161,814	10,676
	VMware Inc. Class A	70,046	10,511
*	Fortinet Inc.	132,753	10,190
	SS&C Technologies Holdings Inc.	197,215	10,170
*	Paycom Software Inc.	45,394	9,510
*	Okta Inc.	95,020	9,356
*	Qorvo Inc.	107,691	7,984
*	Black Knight Inc.	129,928	7,933
	Juniper Networks Inc.	316,183	7,826
*	F5 Networks Inc.	54,978	7,720
*	Dell Technologies Inc.	142,430	7,386
*	Dropbox Inc. Class A	195,608	3,945
^,* Pinterest Inc. Class A		141,220	3,735
	DXC Technology Co.	119,796	3,534
^	Match Group Inc.	48,670	3,477
^,* Slack Technologies Inc. Class A		141,959	3,369
^,* Crowdstrike Holdings Inc. Class A		18,926	1,104
*	Datadog Inc. Class A	21,943	744
	CDK Global Inc.	20	1
			5,159,853
Telecommunications (2.3%)
	AT&T Inc.	6,680,923	252,806
	Verizon Communications Inc.	3,781,414	228,246
*	T-Mobile US Inc.	273,413	21,537
	CenturyLink Inc.	997,237	12,446
*	Zayo Group Holdings Inc.	183,874	6,233
*	Sprint Corp.	561,238	3,463
^,* Zoom Video Communications Inc. Class A		22,166	1,689
			526,420
Utilities (3.5%)
	NextEra Energy Inc.	446,787	104,097
	Duke Energy Corp.	665,637	63,808
	Southern Co.	987,202	60,979
	Dominion Energy Inc.	751,492	60,901
	Exelon Corp.	886,853	42,844
	American Electric Power Co. Inc.	451,492	42,300
	Sempra Energy	250,905	37,036
	Xcel Energy Inc.	470,890	30,556
	Public Service Enterprise Group Inc.	462,312	28,700
	Consolidated Edison Inc.	303,689	28,690
	WEC Energy Group Inc.	288,399	27,427
	Eversource Energy	295,884	25,289
	Edison International	323,622	24,408
	FirstEnergy Corp.	486,324	23,455
	DTE Energy Co.	167,597	22,284
	Entergy Corp.	181,782	21,334
	PPL Corp.	659,980	20,783
	American Water Works Co. Inc.	165,167	20,519
	Ameren Corp.	231,639	18,543
	CMS Energy Corp.	259,465	16,593

	Evergy Inc.			215,291	14,330
	CenterPoint Energy Inc.			458,224	13,829
	Alliant Energy Corp.			217,188	11,713
	NiSource Inc.			341,358	10,213
	Pinnacle West Capital Corp.			102,685	9,968
	AES Corp.			606,964	9,918
	Vistra Energy Corp.			359,648	9,613
	NRG Energy Inc.			109,882	4,351
	Avangrid Inc.			56,486	2,951
*	PG&E Corp.			242,020	2,420
					809,852
Total Common Stocks (Cost $14,812,368)					23,226,151

		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund		2.098%		1,546,656	154,681

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.157%	11/7/19	2,500	2,496
5	United States Treasury Bill	2.135%	11/14/19	1,300	1,297
	United States Treasury Bill	1.997%	12/26/19	1,325	1,319
	United States Treasury Bill	1.817%	1/30/20	150	149
	United States Treasury Bill	1.841%	2/27/20	1,000	993
					6,254
Total Temporary Cash Investments (Cost $160,922)					160,935
Total Investments (100.1%) (Cost $14,973,290)					23,387,086
Other Assets and Liabilities-Net (-0.1%)4,5					(25,863)
Net Assets (100%)					23,361,223

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,531,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $46,445,000 was received for securities on loan, of which $46,378,000 is held in Vanguard Market
Liquidity Fund and $67,000 is held in cash.
5 Securities with a value of $3,793,000 and cash of $1,994,000 have been segregated as initial margin for open futures contracts.

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	882	131,352	(1,116)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Large-Cap Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,226,151	—	—
Temporary Cash Investments	154,681	6,254	—
Futures Contracts—Assets[1]	648	—	—
Total	23,381,480	6,254	—

1 Represents variation margin on the last day of the reporting period.